Borrowings - Additional information (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jul. 21, 2021
Disclosure of detailed information about borrowings [line items]
Debt Restructured Principal Amount			€ 15,609
Consideration Paid for Debt Restructuring			€ 8,013
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings rates	3.06%	0.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings rates	12.31%	10.00%
Asset pledged as collateral [member] | Secured [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 8,283	€ 7,840
SACE S.p.A. [member] | Guaranteed [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 11,037	€ 12,457